Stock Options (Details) - USD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Expected dividend yield
Expected stock price volatility			82.00%
Risk-free interest rate			2.06%
Expected term (in years)	7 years 8 months 2 days		7 years 8 months 2 days
Exercise price	$ 5.25	$ 2.71	$ 3.46
Weighted-average grant date fair-value			$ 2.64
Minimum [Member]
Expected stock price volatility	83.43%	79.00%	80.00%
Risk-free interest rate	2.27%	1.95%
Expected term (in years)		5 years
Exercise price	$ 4.87	$ 2.71
Weighted-average grant date fair-value	$ 3.76	$ 1.85
Maximum [Member]
Expected stock price volatility	83.55%	81.00%	83.00%
Risk-free interest rate	2.33%	2.03%
Expected term (in years)		7 years 8 months 2 days
Exercise price	$ 5.35	$ 3.28
Weighted-average grant date fair-value	$ 5.64	$ 2.48